Stock Options - 2018 Plan (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options
Fixed exercise price of options, minimum (in dollars per share)	$ 2.80	$ 0.94
Fixed exercise price of options, maximum (in dollars per share)	54.99	6.65
Options granted exercise prices (in dollars per share)	$ 15.04	$ 0.94	$ 1.65	$ 2.07
Options
Stock Options
Service period	4 years	4 years
Contractual life of stock options	10 years	10 years
Options | Directors
Stock Options
Service period	1 year
Vesting period	1 year
Options | Vesting after first year of service
Stock Options
Percentage of shares to vest	25.00%	25.00%
Options | Vesting in years two through four
Stock Options
Vesting period	36 months	36 months
Stock Incentive Plan 2018
Stock Options
Number of shares reserved for issuance (in shares)	1,386,809
Number of shares available for issuance (in shares)	1,036,392